Investments in Unconsolidated Joint Ventures:	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Joint Ventures:
Investments in Unconsolidated Joint Ventures:

4. Investments in Unconsolidated Joint Ventures:

        The following are the Company's investments in various joint ventures or properties jointly owned with third parties. The Company's interest in each joint venture as of December 31, 2010 is as follows:

Joint Venture	Ownership %(1)
Biltmore Shopping Center Partners LLC	50.0%
Camelback Colonnade Associates LP	75.0%
Chandler Gateway Partners LLC	50.0%
Chandler Village Center, LLC	50.0%
Coolidge Holding LLC	37.5%
Corte Madera Village, LLC	50.1%
Desert Sky Mall—Tenants in Common	50.0%
East Mesa Mall, L.L.C.—Superstition Springs Center	33.3%
FlatIron Property Holding, L.L.C.—FlatIron Crossing	25.0%
Jaren Associates #4	12.5%
Kierland Tower Lofts, LLC	15.0%
La Sandia Santa Monica LLC	50.0%
Macerich Northwestern Associates—Broadway Plaza	50.0%
New River Associates—Arrowhead Towne Center	33.3%
North Bridge Chicago LLC	50.0%
NorthPark Land Partners, LP	50.0%
NorthPark Partners, LP	50.0%
One Scottsdale Investors LLC	50.0%
Pacific Premier Retail Trust	51.0%
PHXAZ/Kierland Commons, L.L.C.	24.5%
Propcor Associates	25.0%
Propcor II Associates, LLC—Boulevard Shops	50.0%
SanTan Festival, LLC—Chandler Festival	50.0%
SanTan Village Phase 2 LLC	34.9%
Queens Mall Limited Partnership	51.0%
Queens Mall Expansion Limited Partnership	51.0%
Scottsdale Fashion Square Partnership	50.0%
SDG Macerich Properties, L.P.	50.0%
Superstition Springs Holding LLC	50.0%
The Market at Estrella Falls LLC	39.7%
Tysons Corner LLC	50.0%
Tysons Corner Property Holdings II LLC	50.0%
Tysons Corner Property LLC	50.0%
WM Inland, L.L.C.	50.0%
West Acres Development, LLP	19.0%
Westcor/Gilbert, L.L.C.	50.0%
Westcor/Queen Creek LLC	37.8%
Westcor/Surprise Auto Park LLC	33.3%
Westpen Associates	50.0%
Wilshire Building—Tenants in Common	30.0%
WM Ridgmar, L.P.	50.0%
Zengo Restaurant Santa Monica LLC	50.0%
(1)
The Operating Partnership's ownership interest in this table reflects its legal ownership interest but may not reflect its economic interest since each joint venture has specific terms regarding cash flow, profits and losses, allocations, capital requirements and other matters.

        The Company has recently made the following investments and dispositions in unconsolidated joint ventures:

        On January 10, 2008, the Company, in a 50/50 joint venture, acquired The Shops at North Bridge, a 679,073 square foot urban shopping center in Chicago, Illinois, for a total purchase price of $515,000. The Company's share of the purchase price was funded by the assumption of a pro rata share of the $205,000 fixed rate mortgage on the Center and by borrowings under the Company's line of credit. The results of The Shops at North Bridge are included below for the period subsequent to its date of acquisition.

        On June 11, 2008, the Company became a 50% owner in a joint venture that acquired One Scottsdale, which plans to develop a mixed-use property in Scottsdale, Arizona. The Company's share of the purchase price was $52,500, which was funded by borrowings under the Company's line of credit. The results of One Scottsdale are included below for the period subsequent to its date of acquisition.

        On December 19, 2008, the Company sold a fee and/or ground leasehold interest in three freestanding Mervyn's department stores to Pacific Premier Retail Trust, one of the Company's joint ventures, for $43,405, resulting in a gain on sale of assets of $1,511. The Company's pro rata share of the proceeds was used to pay down the Company's line of credit. See Mervyn's in Note 16—Discontinued Operations.

        On July 30, 2009, the Company sold a 49% ownership interest in Queens Center to a third party for $152,654, resulting in a gain on sale of assets of $154,156 (See Note 6—Property.) The Company used the proceeds from the sale of the ownership interest in the property to pay down the term loan (See "Term Loan" in Note 11—Bank and Other Notes Payable) and for general corporate purposes. The results of Queens Center are included below for the period subsequent to the sale of the ownership interest.

        On September 3, 2009, the Company formed a joint venture with a third party whereby the Company sold a 75% interest in FlatIron Crossing. As part of this transaction, the Company issued three warrants for an aggregate of 1,250,000 shares of common stock of the Company (See Note 15—Stockholders' Equity). The Company received $123,750 in cash proceeds for the overall transaction, of which $8,068 was attributed to the warrants. The proceeds attributable to the interest sold exceeded the Company's carrying value in the interest sold by $28,720. However, due to certain contractual rights afforded to the buyer of the interest in FlatIron Crossing, the Company has only recognized a gain on sale of $2,506 (See Note 6—Property). The remaining net cash proceeds in excess of the Company's carrying value in the interest sold of $26,214 has been included in other accrued liabilities and will not be recognized until dissolution of the joint venture or disposition of the Company's or buyer's interest in the joint venture. The Company used the proceeds from the sale of the ownership interest to pay down the term loan and for general corporate purposes. The results of FlatIron Crossing are included below for the period subsequent to the sale of the ownership interest.

        Combined and condensed balance sheets and statements of operations are presented below for all unconsolidated joint ventures.

Combined and Condensed Balance Sheets of Unconsolidated Joint Ventures as of December 31:

	2010	2009
Assets(1):
Properties, net	$5,047,022	$5,294,495
Other assets	470,922	518,946

Total assets	$5,517,944	$5,813,441

Liabilities and partners' capital(1):
Mortgage notes payable(2)	$4,617,127	$4,807,262
Other liabilities	211,942	208,863
Company's capital	349,175	377,711
Outside partners' capital	339,700	419,605

Total liabilities and partners' capital	$5,517,944	$5,813,441

Investment in unconsolidated joint ventures:
Company's capital	$349,175	$377,711
Basis adjustment(3)	591,903	601,433

	$941,078	$979,144

Assets—Investments in unconsolidated joint ventures	$1,006,123	$1,046,196
Liabilities—Distributions in excess of investments in unconsolidated joint ventures	(65,045)	(67,052)

	$941,078	$979,144

(1)
These amounts include the assets and liabilities of the following joint ventures as of December 31, 2010 and 2009:

	SDG Macerich Properties, L.P.	Pacific Premier Retail Trust	Tysons Corner LLC
As of December 31, 2010:
Total Assets	$817,995	$1,101,186	$330,117
Total Liabilities	$815,884	$1,019,513	$324,527
As of December 31, 2009:
Total Assets	$850,593	$1,122,156	$323,535
Total Liabilities	$818,912	$1,030,429	$328,780
(2)
Certain joint ventures have debt that could become recourse debt to the Company should the joint venture be unable to discharge the obligations of the related debt. As of December 31, 2010 and 2009, a total of $17,143 and $17,450, respectively, could become recourse debt to the Company.

  Included in mortgage notes payable are amounts due to affiliates of Northwestern Mutual Life ("NML") of $573,239 and $581,774 as of December 31, 2010 and 2009, respectively. NML is considered a related party because they are a joint venture partner with the Company in Macerich Northwestern Associates—Broadway Plaza. Interest expense incurred on these borrowings amounted to $40,876, $33,947 and $10,432 for the years ended December 31, 2010, 2009 and 2008, respectively.

(3)
This represents the difference between the cost of an investment and the book value of the underlying equity of the joint venture. The Company is amortizing this difference into income on a straight-line basis, consistent with the lives of the underlying assets. The amortization of this difference was $7,327, $9,214 and $8,818 for the years ended December 31, 2010, 2009 and 2008, respectively.

        Combined and Condensed Statements of Operations of Unconsolidated Joint Ventures:

	SDG Macerich Properties, L.P.	Pacific Premier Retail Trust	Tysons Corner LLC	Other Joint Ventures	Total
Year Ended December 31, 2010
Revenues:
Minimum rents	$90,187	$131,204	$59,587	$354,369	$635,347
Percentage rents	4,411	5,487	1,585	17,402	28,885
Tenant recoveries	44,651	50,626	38,162	183,349	316,788
Other	3,653	6,688	2,975	31,428	44,744

Total revenues	142,902	194,005	102,309	586,548	1,025,764

Expenses:
Shopping center and operating expenses	51,004	55,680	32,025	227,959	366,668
Interest expense	46,530	51,796	16,204	155,775	270,305
Depreciation and amortization	30,796	38,928	18,745	122,195	210,664

Total operating expenses	128,330	146,404	66,974	505,929	847,637

Gain on sale of assets	6	468	—	102	576
Loss on early extinguishment of debt	—	(1,352)	—	—	(1,352)

Net income	$14,578	$46,717	$35,335	$80,721	$177,351

Company's equity in net income	$7,290	$23,972	$13,917	$34,350	$79,529

Year Ended December 31, 2009
Revenues:
Minimum rents	$92,253	$131,785	$62,293	$310,526	$596,857
Percentage rents	4,615	5,039	1,353	15,949	26,956
Tenant recoveries	48,626	50,074	37,475	152,772	288,947
Other	3,774	4,583	2,617	24,183	35,157

Total revenues	149,268	191,481	103,738	503,430	947,917

Expenses:
Shopping center and operating expenses	56,189	54,722	31,675	189,223	331,809
Interest expense	46,686	51,466	15,761	128,755	242,668
Depreciation and amortization	30,898	36,345	17,953	113,746	198,942

Total operating expenses	133,773	142,533	65,389	431,724	773,419

Loss on sale of assets	(931)	—	—	(2,085)	(3,016)

Net income	$14,564	$48,948	$38,349	$69,621	$171,482

Company's equity in net income	$7,282	$24,894	$19,175	$16,809	$68,160

Year Ended December 31, 2008
Revenues:
Minimum rents	$96,413	$130,780	$60,318	$281,577	$569,088
Percentage rents	4,877	5,177	2,246	18,606	30,906
Tenant recoveries	52,736	50,690	36,818	135,142	275,386
Other	3,656	4,706	2,168	42,564	53,094

Total revenues	157,682	191,353	101,550	477,889	928,474

Expenses:
Shopping center and operating expenses	63,982	54,092	30,714	167,918	316,706
Interest expense	46,778	45,995	16,385	118,680	227,838
Depreciation and amortization	31,129	32,627	17,875	101,817	183,448

Total operating expenses	141,889	132,714	64,974	388,415	727,992

Gain on sale of assets	606	—	—	17,380	17,986

Net income	$16,399	$58,639	$36,576	$106,854	$218,468

Company's equity in net income	$8,200	$29,471	$18,288	$37,872	$93,831

        Significant accounting policies used by the unconsolidated joint ventures are similar to those used by the Company.